Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended
	Apr. 30, 2023	Apr. 19, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 09, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025
Tactical Advantage ETF [Member]
Account Value [Line Items]
Accumulated Value	$ 9,943	$ 10,000	$ 9,898	$ 10,195	$ 10,432	$ 10,229	$ 9,917	$ 9,658	$ 9,894	$ 10,568	$ 10,413	$ 10,780	$ 11,235	$ 10,822	$ 10,957	$ 11,048	$ 11,284	$ 11,369	$ 11,547	$ 11,464	$ 12,016	$ 11,627	$ 11,728	$ 11,670	$ 11,596
S&P 500® Total Return Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,039	$ 10,000	$ 10,083	$ 10,749	$ 11,094	$ 10,918	$ 10,397	$ 10,178	$ 11,108	$ 11,613	$ 11,808	$ 12,438	$ 12,838	$ 12,314	$ 12,925	$ 13,388	$ 13,551	$ 13,880	$ 14,177	$ 14,048	$ 14,873	$ 14,518	$ 14,922	$ 14,728	$ 13,898